UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: January 31, 2018

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Short-Term Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 53.7%
CONSUMER DISCRETIONARY — 8.6%
Comcast
5.15%, 3/1/20	$350,000	$375,935
Ford Motor Credit LLC
2.68%, 1/9/20	200,000	201,752
2.02%, 5/3/19	525,000	524,628
Ford Motor Credit LLC MTN
2.94%, 1/8/19	200,000	202,121
General Motors Financial
2.35%, 10/4/19	325,000	326,215
2.29%, VAR ICE LIBOR USD 3 Month+0.930%, 4/13/20	150,000	151,164
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	365,000	361,506
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	200,000	200,354
Time Warner
4.88%, 3/15/20	100,000	106,021
2.10%, 6/1/19	425,000	425,344
Toyota Motor Credit
1.95%, 4/17/20	400,000	400,159
Volkswagen Group of America Finance LLC
2.13%, 5/23/19 (A)	200,000	199,895
		3,475,094
CONSUMER STAPLES — 2.4%
Anheuser-Busch InBev Finance
1.90%, 2/1/19	850,000	850,834
CVS Health
2.80%, 7/20/20	125,000	126,486
		977,320
ENERGY — 3.8%
Chevron
1.56%, 5/16/19	250,000	249,345
Enterprise Products Operating LLC
6.50%, 1/31/19	100,000	105,438
2.55%, 10/15/19	250,000	251,933
Shell International Finance
2.13%, 5/11/20	200,000	200,909
1.38%, 5/10/19	425,000	422,884
TransCanada PipeLines
3.13%, 1/15/19	275,000	278,471
		1,508,980
FINANCIALS — 24.8%
Bank of America MTN
2.63%, 10/19/20	300,000	302,621
2.60%, 1/15/19	625,000	629,123
2.25%, 4/21/20	150,000	150,108
Bank of Montreal MTN
1.50%, 7/18/19	700,000	695,483
Bank of Nova Scotia
2.05%, 6/5/19	750,000	751,866
1.96%, VAR ICE LIBOR USD 3 Month+0.640%, 3/7/22	150,000	150,119
Berkshire Hathaway Finance
1.30%, 8/15/19	300,000	297,953
Citigroup
2.50%, 7/29/19	250,000	251,650
2.40%, 2/18/20	725,000	728,745
2.35%, 8/2/21	100,000	99,506
2.14%, VAR ICE LIBOR USD 3 Month+0.790%, 1/10/20	175,000	176,597
Commonwealth Bank of Australia MTN
2.05%, 9/18/20 (A)	250,000	248,956
Goldman Sachs Group
2.63%, 1/31/19	750,000	755,701
2.06%, VAR ICE LIBOR USD 3 Month+0.730%, 12/27/20	200,000	200,903
HSBC Holdings PLC
3.40%, 3/8/21	300,000	309,172
JPMorgan Chase
2.55%, 3/1/21	300,000	301,935
2.20%, 10/22/19	900,000	904,347
1.87%, VAR ICE LIBOR USD 3 Month+0.550%, 3/9/21	225,000	225,686
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	311,989
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	150,000	150,279
Royal Bank of Canada MTN
2.15%, 3/15/19	360,000	361,964
2.15%, 3/6/20	150,000	150,369
1.63%, 4/15/19	400,000	398,869
SunTrust Bank
2.45%, 8/1/22	100,000	99,567
US Bancorp MTN
2.20%, 4/25/19	200,000	201,130
Wells Fargo
2.13%, 4/22/19	875,000	877,907

1

TD ASSET MANAGEMENT USA FUNDS INC.

TD Short-Term Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo MTN
2.60%, 7/22/20	$225,000	$227,747
		9,960,292
HEALTH CARE — 3.3%
Abbott Laboratories
2.35%, 11/22/19	700,000	704,325
Amgen
2.20%, 5/22/19	500,000	502,037
Anthem
4.35%, 8/15/20	100,000	105,581
		1,311,943
INDUSTRIALS — 2.2%
GE Capital International Funding Unlimited
2.34%, 11/15/20	400,000	401,980
General Electric Capital MTN
2.20%, 1/9/20	250,000	251,272
John Deere Capital MTN
1.95%, 6/22/20	100,000	99,791
Lockheed Martin
2.50%, 11/23/20	150,000	151,910
		904,953
INFORMATION TECHNOLOGY — 1.2%
Cisco Systems
1.85%, 9/20/21	50,000	49,368
Microsoft
1.10%, 8/8/19	425,000	420,594
		469,962
MATERIALS — 0.6%
Sherwin-Williams
2.25%, 5/15/20	250,000	250,592

REAL ESTATE — 1.7%
Boston Properties
3.70%, 11/15/18	443,000	449,887
Simon Property Group
2.20%, 2/1/19	250,000	251,145
		701,032
TELECOMMUNICATION SERVICES — 3.3%
AT&T
2.45%, 6/30/20	375,000	378,526
2.30%, 3/11/19	450,000	451,856
2.26%, VAR ICE LIBOR USD 3 Month+0.930%, 6/30/20	275,000	278,908
Verizon Communications
4.50%, 9/15/20	200,000	213,136
		1,322,426
UTILITIES — 1.8%
Duke Energy Carolinas LLC
7.00%, 11/15/18	250,000	263,587
MidAmerican Energy
2.40%, 3/15/19	150,000	151,306
PacifiCorp
5.50%, 1/15/19	280,000	292,559
		707,452
TOTAL CORPORATE OBLIGATIONS		21,590,046

U.S. TREASURY OBLIGATIONS — 32.1%
U.S. Treasury Note
1.63%, 7/31/19	1,675,000	1,676,178
1.50%, 11/30/19	3,345,000	3,336,899
1.38%, 8/31/20	1,360,000	1,347,197
1.25%, 2/29/20	1,635,000	1,620,119
1.13%, 1/15/19 to 4/30/20	2,100,000	2,080,294
1.00%, 6/30/19	1,045,000	1,035,448
0.88%, 4/15/19	575,000	569,497
0.75%, 8/15/19	1,275,000	1,256,423

TOTAL U.S. TREASURY OBLIGATIONS		12,922,055

REGIONAL GOVERNMENT OBLIGATIONS — 6.1%
Province of Ontario Canada
2.00%, 1/30/19	1,450,000	1,453,751
1.65%, 9/27/19	400,000	398,181
Province of Quebec Canada
3.50%, 7/29/20	575,000	598,019

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,449,951

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 4.1%
FANNIE MAE — 2.6%
5.50%, 6/1/24 (B)	98,387	101,474
4.50%, 5/1/18 (B)	806	808
4.00%, 5/1/23 (B)	60,909	63,086
3.76%, 6/25/21 (B)	179,020	186,273
2.32%, 11/25/18 (B)	494,944	496,659
1.80%, 12/25/19 (B)	200,000	199,848
		1,048,148

2

TD ASSET MANAGEMENT USA FUNDS INC.

TD Short-Term Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 0.7%
5.50%, 12/1/17 to 5/1/22 (B)	$112,599	$118,263
3.00%, 9/1/21 (B)	174,458	178,874
		297,137
GINNIE MAE — 0.8%
5.50%, 10/15/23	225,192	236,818
4.50%, 11/15/23	65,612	67,669
		304,487
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,649,772

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FANNIE MAE, DISCOUNT NOTE — 0.5%
1.56%, 10/9/19 (B)(C)	200,000	192,859

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		192,859

REPURCHASE AGREEMENT — 0.4%
Counterparty: Bank of Nova Scotia
1.040% dated 10/31/17, due 11/1/17
in the amount of $169,005, fully collateralized by U.S. Government Obligations, par value $86,900, coupon range 3.63%, maturity 4/15/28, value $172,463	169,000	169,000
TOTAL REPURCHASE AGREEMENT		169,000

TOTAL INVESTMENTS
(Cost $39,011,755) — 96.9%		38,973,683
OTHER ASSETS AND LIABILITIES, NET — 3.1%		1,253,051
NET ASSETS — 100.0%		$40,226,734

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $1,472,979 or 3.7% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

ICE LIBOR — IntercontinentalExchange London Interbank Offered Rates
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
USD — United States Dollar
VAR — Variable Rate Security

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

3

TD ASSET MANAGEMENT USA FUNDS INC.

TD Core Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 47.2%
CONSUMER DISCRETIONARY — 2.5%
21st Century Fox America
3.00%, 9/15/22	$125,000	$127,139
Comcast
3.15%, 3/1/26	100,000	100,668
2.35%, 1/15/27	55,000	51,559
Ford Motor Credit LLC
2.68%, 1/9/20	200,000	201,752
General Motors Financial
2.35%, 10/4/19	100,000	100,374
Time Warner
4.88%, 3/15/20	75,000	79,516
3.60%, 7/15/25	200,000	199,322
		860,330
CONSUMER STAPLES — 3.0%
Anheuser-Busch InBev Finance
4.70%, 2/1/36	50,000	54,743
3.65%, 2/1/26	150,000	154,782
Anheuser-Busch InBev Worldwide
2.50%, 7/15/22	200,000	200,410
CVS Health
2.75%, 12/1/22	284,000	282,775
PepsiCo
3.10%, 7/17/22	325,000	335,994
		1,028,704
ENERGY — 7.3%
Canadian Natural Resources
3.80%, 4/15/24	248,000	255,420
Enbridge Energy Partners
4.38%, 10/15/20	50,000	52,524
Enterprise Products Operating LLC
6.50%, 1/31/19	50,000	52,719
3.75%, 2/15/25	225,000	234,379
3.35%, 3/15/23	76,000	78,317
Husky Energy
3.95%, 4/15/22	125,000	130,554
Kinder Morgan Energy Partners
3.95%, 9/1/22	145,000	151,547
2.65%, 2/1/19	395,000	397,790
Magellan Midstream Partners
6.55%, 7/15/19	100,000	107,160
5.00%, 3/1/26	50,000	55,944
Phillips 66
4.30%, 4/1/22	180,000	192,814
Shell International Finance
2.13%, 5/11/20	320,000	321,454
TransCanada PipeLines
4.63%, 3/1/34	100,000	110,852
3.13%, 1/15/19	250,000	253,155
2.50%, 8/1/22	125,000	125,078
		2,519,707
FINANCIALS — 22.8%
Bank of America MTN
4.10%, 7/24/23	180,000	191,288
4.00%, 4/1/24	50,000	52,976
3.30%, 1/11/23	125,000	128,048
3.12%, VAR ICE LIBOR USD 3 Month+1.160%, 1/20/23	375,000	380,741
2.63%, 10/19/20	325,000	327,839
Bank of Montreal MTN
2.10%, 12/12/19	400,000	401,084
Bank of New York Mellon MTN
2.60%, 2/7/22	300,000	302,051
Bank of Nova Scotia
2.45%, 3/22/21	300,000	301,555
Canadian Imperial Bank of Commerce
2.55%, 6/16/22	200,000	200,096
Citigroup
3.75%, 6/16/24	317,000	329,892
3.40%, 5/1/26	175,000	176,585
2.40%, 2/18/20	324,000	325,673
2.35%, 8/2/21	250,000	248,766
Goldman Sachs Group
3.50%, 1/23/25	145,000	147,258
2.63%, 1/31/19	550,000	554,181
HSBC Holdings PLC
3.40%, 3/8/21	200,000	206,115
JPMorgan Chase
4.95%, 3/25/20	75,000	79,882
3.20%, 1/25/23	305,000	312,079
3.20%, 6/15/26	125,000	124,880
2.95%, 10/1/26	175,000	171,912
2.55%, 3/1/21	125,000	125,806
2.40%, 6/7/21	175,000	175,298
Manulife Financial
4.15%, 3/4/26	125,000	132,923
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	200,000	211,087
3.00%, 1/10/23 (A)	100,000	101,820
2.30%, 4/10/19 (A)	236,000	237,514
PNC Bank
1.95%, 3/4/19	250,000	250,192

4

TD ASSET MANAGEMENT USA FUNDS INC.

TD Core Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Royal Bank of Canada MTN
4.65%, 1/27/26	$200,000	$215,215
2.75%, 2/1/22	200,000	203,148
SunTrust Bank
2.45%, 8/1/22	300,000	298,700
US Bancorp MTN
3.10%, 4/27/26	125,000	124,516
Wells Fargo
3.00%, 4/22/26	125,000	122,369
Wells Fargo MTN
4.10%, 6/3/26	155,000	161,370
3.45%, 2/13/23	515,000	528,908
		7,851,767
HEALTH CARE — 2.3%
Abbott Laboratories
3.40%, 11/30/23	125,000	128,214
2.90%, 11/30/21	175,000	177,732
2.35%, 11/22/19	200,000	201,236
Amgen
2.60%, 8/19/26	75,000	71,870
1.85%, 8/19/21	70,000	68,593
1.76%, VAR ICE LIBOR USD 3 Month+0.450%, 5/11/20	150,000	150,670
		798,315
INDUSTRIALS — 4.7%
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	50,000	51,144
GE Capital International Funding Unlimited
3.37%, 11/15/25	420,000	430,332
2.34%, 11/15/20	200,000	200,990
General Dynamics
2.63%, 11/15/27	200,000	194,195
Lockheed Martin
3.60%, 3/1/35	100,000	99,435
Norfolk Southern
2.90%, 6/15/26	175,000	173,205
Raytheon
3.13%, 10/15/20	228,000	235,370
2.50%, 12/15/22	225,000	225,898
		1,610,569
INFORMATION TECHNOLOGY — 0.6%
Apple
3.20%, 5/13/25	100,000	102,724
Microsoft
3.45%, 8/8/36	100,000	101,035
		203,759
TELECOMMUNICATION SERVICES — 3.2%
AT&T
4.50%, 5/15/35	110,000	107,220
4.13%, 2/17/26	75,000	76,961
2.45%, 6/30/20	200,000	201,880
2.26%, VAR ICE LIBOR USD 3 Month+0.930%, 6/30/20	100,000	101,421
Rogers Communications
4.10%, 10/1/23	100,000	106,249
Verizon Communications
4.40%, 11/1/34	145,000	145,957
3.50%, 11/1/24	50,000	51,007
3.38%, 2/15/25 (A)	171,000	172,035
2.95%, 3/15/22	149,000	151,329
		1,114,059
UTILITIES — 0.8%
MidAmerican Energy
3.50%, 10/15/24	100,000	104,781
3.10%, 5/1/27	50,000	50,373
PacifiCorp
2.95%, 2/1/22	125,000	128,107
		283,261
TOTAL CORPORATE OBLIGATIONS		16,270,471

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 25.4%
FANNIE MAE — 20.8%
6.00%, 10/1/38 (B)	33,781	38,429
5.50%, 2/1/38 (B)	25,992	28,752
5.00%, 6/1/40 (B)	155,506	169,119
4.50%, 4/1/41 to 9/1/43 (B)	513,113	553,177
4.00%, 2/1/26 to 11/1/44 (B)	953,803	1,008,852
3.76%, 7/25/21 (B)	200,000	208,620
3.76%, 6/25/21 (B)	188,442	196,077
3.50%, 12/1/25 to 2/1/46 (B)	1,903,201	1,974,725
3.09%, 4/25/27 (B)(C)	100,000	101,532
3.00%, 3/1/31 to 10/1/43 (B)	2,110,364	2,130,497
2.72%, 10/25/24 (B)	310,000	312,202
2.61%, 10/25/21 (B)(C)	370,000	374,754
2.50%, 3/1/26 (B)	66,076	67,101
		7,163,837
FREDDIE MAC — 1.9%
5.00%, 8/1/35 to 4/1/40 (B)	399,847	437,015

5

TD ASSET MANAGEMENT USA FUNDS INC.

TD Core Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
4.00%, 6/1/25 (B)	$69,117	$72,360
3.50%, 1/1/41 (B)	129,600	133,877
		643,252
GINNIE MAE — 2.7%
5.50%, 4/15/35	52,744	59,017
4.50%, 10/15/40	34,839	37,277
4.00%, 10/15/40 to 7/15/45	301,583	317,979
3.50%, 12/15/40 to 8/15/42	516,802	537,928
		952,201
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		8,759,290

U.S. TREASURY OBLIGATIONS — 18.9%
U.S. Treasury Bond
5.25%, 11/15/28	545,000	696,323
4.75%, 2/15/37	370,000	489,296
4.38%, 2/15/38	55,000	69,631
2.75%, 11/15/42	1,860,000	1,831,228
2.50%, 5/15/46	965,000	893,944
U.S. Treasury Note
2.75%, 2/15/24	370,000	382,589
2.25%, 11/15/24	350,000	350,301
2.00%, 11/15/21	125,000	125,566
1.38%, 9/30/23	50,000	47,908
1.25%, 2/29/20 to 3/31/21	375,000	370,881
1.00%, 6/30/19	500,000	495,430
U.S. Treasury STRIPS
1.89%, 8/15/22 (D)	170,000	154,143
2.02%, 11/15/21 (D)	100,000	92,596
1.75%, 5/15/20 (D)	400,000	383,902
United States Treasury Inflation Indexed Bonds
0.38%, 1/15/27	127,049	125,334

TOTAL U.S. TREASURY OBLIGATIONS		6,509,072

REGISTERED INVESTMENT COMPANIES — 4.3%
iShares 10+ Year Credit Bond Fund ETF	6,100	379,908
iShares MBS ETF	10,250	1,095,828

TOTAL REGISTERED INVESTMENT COMPANIES		1,475,736

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FANNIE MAE — 1.3%
6.63%, 11/15/30 (B)	320,000	453,842

FANNIE MAE, DISCOUNT NOTE — 0.4%
1.32%, 10/9/19 (B)(D)	125,000	120,537

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		574,379

REGIONAL GOVERNMENT OBLIGATIONS — 1.2%
Province of Ontario Canada
2.00%, 1/30/19	195,000	195,504
Province of Quebec Canada
2.75%, 8/25/21	225,000	229,499

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		425,003

REPURCHASE AGREEMENT — 1.1%
Counterparty: Bank of Nova Scotia
1.040% dated 10/31/17, due 11/1/17
in the amount of $364,011, fully collateralized by U.S. Government Obligation, par value $187,100, coupon 3.63%, maturity 4/15/28, value $371,321	364,000	364,000
TOTAL REPURCHASE AGREEMENT		364,000

TOTAL INVESTMENTS
(Cost $34,384,919) — 99.8%		34,377,951
OTHER ASSETS AND LIABILITIES, NET — 0.2%		68,789
NET ASSETS — 100.0%		$34,446,740

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $722,456 or 2.1% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

6

TD ASSET MANAGEMENT USA FUNDS INC.

TD Core Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	The rate shown is the effective yield at time of purchase.

ETF — Exchange-Traded Fund
ICE LIBOR — IntercontinentalExchange London Interbank Offered Rates
LLC — Limited Liability Company
MBS — Mortgage Backed Security
MTN — Medium Term Note
PLC — Public Limited Company
STRIPS — Separately Traded Registered Interest and Principal Securities
VAR — Variable Rate Security

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$16,270,471	$—	$16,270,471
U.S. Government Mortgage Backed Obligations	—	8,759,290	—	8,759,290
U.S. Treasury Obligations	—	6,509,072	—	6,509,072
Registered Investment Companies	1,475,736	—	—	1,475,736
U.S. Government Agency Obligations	—	574,379	—	574,379
Regional Government Obligations	—	425,003	—	425,003
Repurchase Agreement	—	364,000	—	364,000
Total Investments in Securities	$1,475,736	$32,902,215	$—	$34,377,951

For the period ended of October 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

7

TD ASSET MANAGEMENT USA FUNDS INC.

TD High Yield Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 86.8%
CONSUMER DISCRETIONARY — 18.9%
Altice Financing
6.63%, 2/15/23 (A)	$40,000	$42,164
Best Buy
5.50%, 3/15/21	160,000	174,045
CCO Holdings LLC
5.25%, 9/30/22	30,000	30,900
5.13%, 5/1/23 (A)	71,000	74,017
Charter Communications Operating LLC
4.46%, 7/23/22	55,000	58,084
3.75%, 2/15/28 (A)	10,000	9,670
Dana
5.50%, 12/15/24	10,000	10,550
Dana Financing Luxembourg Sarl
6.50%, 6/1/26 (A)	95,000	103,312
DISH DBS
7.88%, 9/1/19	129,000	139,384
Fiat Chrysler Automobiles
4.50%, 4/15/20	200,000	208,000
GameStop
6.75%, 3/15/21 (A)	88,000	92,070
JC Penney
5.65%, 6/1/20	50,000	43,875
L Brands
8.50%, 6/15/19	117,000	127,823
6.63%, 4/1/21	10,000	11,013
5.63%, 2/15/22	40,000	42,780
PVH
4.50%, 12/15/22	184,000	187,220
Shearers Foods
9.00%, 11/1/19 (A)	55,000	56,375
Sinclair Televison Group
5.38%, 4/1/21	188,000	192,935
Sirius XM Radio
5.00%, 8/1/27 (A)	25,000	25,219
4.63%, 5/15/23 (A)	73,000	74,825
Staples Inc.
8.50%, 9/15/25 (A)	30,000	26,475
TEGNA
6.38%, 10/15/23	10,000	10,613
4.88%, 9/15/21 (A)	50,000	51,125
		1,792,474
CONSUMER STAPLES — 2.1%
Constellation Brands
3.75%, 5/1/21	109,000	113,495
Spectrum Brands
5.75%, 7/15/25	80,000	84,974
		198,469
ENERGY — 1.2%
Chesapeake Energy
8.00%, 12/15/22 (A)	32,000	34,430
Continental Resources
4.50%, 4/15/23	10,000	10,125
Precision Drilling
6.50%, 12/15/21	73,000	73,730
		118,285
FINANCIALS — 7.6%
Ally Financial
7.50%, 9/15/20	93,000	104,741
6.25%, 12/1/17	58,000	58,174
3.75%, 11/18/19	70,000	71,400
3.60%, 5/21/18	10,000	10,062
3.25%, 11/5/18	50,000	50,378
CIT Group
3.88%, 2/19/19	108,000	109,620
MSCI
5.25%, 11/15/24 (A)	130,000	137,475
Navient
7.25%, 9/25/23	95,000	102,897
5.00%, 10/26/20	70,000	72,100
		716,847
HEALTH CARE — 4.8%
CHS
5.13%, 8/1/21	30,000	29,175
HCA
6.50%, 2/15/20	209,000	225,198
5.88%, 3/15/22	20,000	21,900
5.25%, 6/15/26	50,000	53,187
Hologic
5.25%, 7/15/22 (A)	100,000	104,375
Kinetic Concepts
7.88%, 2/15/21 (A)	20,000	20,850
		454,685
INDUSTRIALS — 11.6%
AECOM
5.75%, 10/15/22	114,000	118,987
5.13%, 3/15/27	10,000	10,288
Bombardier
8.75%, 12/1/21 (A)	75,000	83,438

8

TD ASSET MANAGEMENT USA FUNDS INC.

TD High Yield Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Hertz
6.75%, 4/15/19	$19,000	$19,059
6.25%, 10/15/22	10,000	9,575
5.88%, 10/15/20	140,000	139,482
5.50%, 10/15/24 (A)	40,000	36,000
International Lease Finance
6.25%, 5/15/19	55,000	58,323
3.88%, 4/15/18	30,000	30,276
Navistar International
8.25%, 11/1/21	78,000	78,304
Nielsen Finance LLC
5.00%, 4/15/22 (A)	141,000	145,230
4.50%, 10/1/20	73,000	74,004
Nielsen Luxembourg
5.50%, 10/1/21 (A)	22,000	22,660
5.00%, 2/1/25 (A)	10,000	10,350
RR Donnelley & Sons
7.88%, 3/15/21	123,000	129,765
7.00%, 2/15/22	19,000	19,570
6.50%, 11/15/23	36,000	34,560
WESCO Distribution
5.38%, 12/15/21	9,000	9,275
5.38%, 6/15/24	70,000	73,430
		1,102,576
INFORMATION TECHNOLOGY — 12.6%
Dell International LLC
6.02%, 6/15/26 (A)	50,000	55,719
5.88%, 6/15/21 (A)	40,000	41,891
5.45%, 6/15/23 (A)	40,000	43,830
EMC
1.88%, 6/1/18	75,000	74,811
First Data
5.00%, 1/15/24 (A)	65,000	67,519
Jabil Circuit
5.63%, 12/15/20	117,000	126,360
Match Group
6.75%, 12/15/22	146,000	150,562
Micron Technology
5.25%, 8/1/23 (A)	196,000	205,134
Seagate HDD Cayman
4.88%, 3/1/24 (A)	20,000	20,220
4.75%, 6/1/23	225,000	231,469
VeriSign
4.63%, 5/1/23	90,000	92,812
Western Digital
10.50%, 4/1/24	75,000	88,012
		1,198,339
MATERIALS — 8.8%
American Builders & Contractors Supply
5.75%, 12/15/23 (A)	20,000	21,250
Ashland LLC
4.75%, 8/15/22	51,000	53,815
Ball
4.00%, 11/15/23	109,000	111,997
Celanese US Holdings LLC
4.63%, 11/15/22	55,000	59,193
Cemex
6.50%, 12/10/19	15,000	15,503
First Quantum Minerals
7.00%, 2/15/21 (A)	5,000	5,188
Lundin Mining
7.50%, 11/1/20 (A)	73,000	75,927
NOVA Chemicals
5.25%, 8/1/23 (A)	25,000	25,781
Resolute Forest Products
5.88%, 5/15/23	130,000	131,463
Steel Dynamics
5.00%, 12/15/26	28,000	29,680
Teck Resources
4.75%, 1/15/22	125,000	131,875
3.75%, 2/1/23	30,000	30,281
Tembec Industries
9.00%, 12/15/19 (A)	60,000	61,410
United States Steel
7.38%, 4/1/20	71,000	77,479
		830,842
REAL ESTATE — 2.7%
CBRE Services
5.00%, 3/15/23	159,000	164,556
Iron Mountain
6.00%, 8/15/23	73,000	76,832
Lamar Media
5.00%, 5/1/23	10,000	10,326
		251,714

DESCRIPTION	PRINCIPAL AMOUNT/ Shares	VALUE
TELECOMMUNICATION SERVICES — 14.0%
CenturyLink
6.45%, 6/15/21	$156,000	$164,597
CSC Holdings LLC
6.75%, 11/15/21	150,000	165,375
Frontier Communications
11.00%, 9/15/25	80,000	67,900
10.50%, 9/15/22	20,000	17,450
8.50%, 4/15/20	7,000	6,921
6.25%, 9/15/21	10,000	8,200

9

TD ASSET MANAGEMENT USA FUNDS INC.

TD High Yield Bond Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ Shares	VALUE
Inmarsat Finance PLC
4.88%, 5/15/22 (A)	$110,000	$112,222
LSC Communications
8.75%, 10/15/23 (A)	110,000	113,025
Sable International Finance
6.88%, 8/1/22 (A)	200,000	214,500
SBA Communications
4.88%, 7/15/22	128,000	132,160
SFR Group
6.00%, 5/15/22 (A)	40,000	41,700
Sprint
7.88%, 9/15/23	36,000	40,230
Sprint Capital
6.90%, 5/1/19	136,000	143,480
Sprint Communications
7.00%, 3/1/20 (A)	10,000	10,850
T-Mobile USA
6.50%, 1/15/24	10,000	10,675
6.00%, 3/1/23	70,000	73,763
		1,323,048
UTILITIES — 2.5%
Calpine
6.00%, 1/15/22 (A)	20,000	20,650
5.50%, 2/1/24	50,000	47,875
Dynegy
6.75%, 11/1/19	28,000	29,015
NRG Energy
6.25%, 7/15/22	115,000	120,750
6.25%, 5/1/24	22,000	23,375
		241,665
TOTAL CORPORATE OBLIGATIONS		8,228,944
COMMON STOCK — 1.1%
ENERGY — 1.1%
Peabody Energy *	3,309	102,215
		102,215
TOTAL COMMON STOCK
PREFERRED STOCK — 0.2%
Peabody Energy*	426	23,460
TOTAL PREFERRED STOCK		23,460
TOTAL INVESTMENTS
(Cost $8,079,745) — 88.1%		8,354,619
OTHER ASSETS AND LIABILITIES, NET — 11.9%		1,127,112
NET ASSETS — 100.0%		$9,481,731

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $2,286,876 or 24.1% of net assets of the Fund.
*	Non-income producing security.

LLC — Limited Liability Company

PLC — Public Limited Company

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$8,228,944	$—	$8,228,944
Common Stock	102,215	—	—	102,215
Preferred Stock	—	23,460	—	23,460
Total Investments in Securities	$102,215	$8,252,404	$—	$8,354,619

For the period ended of October 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

10

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 85.2%
CONSUMER DISCRETIONARY — 10.3%
21st Century Fox America
4.50%, 2/15/21	$400,000	$426,347
American Honda Finance MTN
1.20%, 7/12/19	500,000	494,790
BMW US Capital LLC
2.00%, 4/11/21 (A)	490,000	486,259
Comcast
5.15%, 3/1/20	530,000	569,273
Ford Motor Credit LLC
2.68%, 1/9/20	400,000	403,504
2.02%, 5/3/19	850,000	849,398
Ford Motor Credit LLC MTN
2.94%, 1/8/19	200,000	202,121
General Motors Financial
2.35%, 10/4/19	375,000	376,402
NBCUniversal Enterprise
1.97%, 4/15/19 (A)	525,000	526,106
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	360,000	356,554
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	400,000	400,707
Time Warner
4.88%, 3/15/20	225,000	238,547
2.10%, 6/1/19	1,105,000	1,105,893
Toyota Motor Credit
1.95%, 4/17/20	600,000	600,239
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	150,000	149,803
Walt Disney MTN
1.80%, 6/5/20	400,000	399,028
		7,584,971
CONSUMER STAPLES — 6.0%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	1,100,000	1,114,035
1.90%, 2/1/19	800,000	800,785
Coca-Cola
1.88%, 10/27/20	250,000	249,734
1.55%, 9/1/21	250,000	246,551
CVS Health
2.80%, 7/20/20	300,000	303,565
2.25%, 12/5/18	970,000	972,949
PepsiCo
3.10%, 7/17/22	570,000	589,282
2.00%, 4/15/21	110,000	109,703
		4,386,604
ENERGY — 12.2%
Chevron
2.10%, 5/16/21	160,000	159,930
1.56%, 5/16/19	700,000	698,167
ConocoPhillips
4.20%, 3/15/21	900,000	955,870
2.40%, 12/15/22	175,000	173,629
Enbridge Energy Partners
4.38%, 10/15/20	75,000	78,785
Enterprise Products Operating LLC
6.50%, 1/31/19	210,000	221,419
4.05%, 2/15/22	559,000	589,700
2.85%, 4/15/21	100,000	101,699
2.55%, 10/15/19	515,000	518,983
ExxonMobil
2.22%, 3/1/21	275,000	276,780
Kinder Morgan Energy Partners
2.65%, 2/1/19	528,000	531,729
Magellan Midstream Partners
6.55%, 7/15/19	300,000	321,480
Occidental Petroleum
4.10%, 2/1/21	780,000	823,606
Shell International Finance
2.38%, 8/21/22	500,000	500,917
2.13%, 5/11/20	970,000	974,409
1.38%, 5/10/19	100,000	99,502
Statoil
1.95%, 11/8/18	396,000	396,916
TransCanada PipeLines
3.13%, 1/15/19	1,221,000	1,236,411
2.50%, 8/1/22	325,000	325,202
		8,985,134
FINANCIALS — 28.0%
Bank of America MTN
3.12%, VAR ICE LIBOR USD 3 Month+1.160%, 1/20/23	935,000	949,314
2.63%, 10/19/20	830,000	837,251
2.25%, 4/21/20	775,000	775,556
Bank of New York Mellon MTN
2.60%, 2/7/22	500,000	503,419
Bank of Nova Scotia
2.80%, 7/21/21	830,000	842,862
BB&T MTN
2.75%, 4/1/22	200,000	202,615
2.63%, 6/29/20	200,000	203,119
2.25%, 2/1/19	242,000	243,203
Berkshire Hathaway
2.10%, 8/14/19	673,000	677,340

11

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Berkshire Hathaway Finance
1.30%, 8/15/19	$300,000	$297,953
Canadian Imperial Bank of Commerce
2.10%, 10/5/20	370,000	368,967
CDP Financial
4.40%, 11/25/19 (A)	240,000	251,706
Citigroup
2.90%, 12/8/21	275,000	277,944
2.70%, 3/30/21	630,000	635,516
2.65%, 10/26/20	225,000	226,922
2.40%, 2/18/20	1,285,000	1,291,637
2.35%, 8/2/21	275,000	273,642
Commonwealth Bank of Australia
2.75%, 3/10/22 (A)	150,000	151,665
General Electric Capital
2.10%, 12/11/19	560,000	563,501
Goldman Sachs Group
3.00%, 4/26/22	775,000	782,475
2.63%, 1/31/19	695,000	700,283
HSBC Holdings PLC
3.40%, 3/8/21	500,000	515,287
JPMorgan Chase
3.25%, 9/23/22	50,000	51,416
2.55%, 3/1/21	610,000	613,934
2.40%, 6/7/21	1,125,000	1,126,915
2.20%, 10/22/19	1,140,000	1,145,506
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	254,000	255,630
2.00%, 4/14/20 (A)	400,000	399,494
National Bank of Canada
2.20%, 11/2/20	310,000	309,616
PNC Bank
2.25%, 7/2/19	994,000	999,160
2.15%, 4/29/21	250,000	248,797
Royal Bank of Canada MTN
2.75%, 2/1/22	1,150,000	1,168,099
SunTrust Bank
2.45%, 8/1/22	525,000	522,725
Wells Fargo
2.50%, 3/4/21	905,000	908,708
2.13%, 4/22/19	400,000	401,329
Wells Fargo MTN
2.60%, 7/22/20	920,000	931,234
		20,654,740
HEALTH CARE — 6.1%
Abbott Laboratories
2.90%, 11/30/21	650,000	660,148
2.35%, 11/22/19	1,085,000	1,091,704
Amgen
2.20%, 5/22/19	925,000	928,768
1.85%, 8/19/21	530,000	519,346
Anthem
4.35%, 8/15/20	250,000	263,953
3.70%, 8/15/21	180,000	187,454
Gilead Sciences
3.25%, 9/1/22	395,000	408,764
1.85%, 9/20/19	105,000	104,881
Novartis Capital
2.40%, 5/17/22	320,000	321,650
		4,486,668
INDUSTRIALS — 6.4%
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	52,596
Caterpillar Financial Services
1.70%, 8/9/21	100,000	98,035
Caterpillar Financial Services MTN
2.40%, 6/6/22	400,000	400,969
1.90%, 3/22/19	500,000	500,775
GE Capital International Funding Unlimited
2.34%, 11/15/20	665,000	668,292
General Electric Capital MTN
2.20%, 1/9/20	485,000	487,467
John Deere Capital
2.55%, 1/8/21	200,000	202,613
John Deere Capital MTN
2.25%, 4/17/19	240,000	241,539
1.95%, 6/22/20	500,000	498,956
1.65%, 10/15/18	175,000	175,084
Lockheed Martin
3.35%, 9/15/21	250,000	259,167
2.50%, 11/23/20	400,000	405,093
Raytheon
3.13%, 10/15/20	670,000	691,658
		4,682,244
INFORMATION TECHNOLOGY — 4.1%
Apple
2.25%, 2/23/21	910,000	914,683
1.70%, 2/22/19	250,000	250,137
Cisco Systems
4.45%, 1/15/20	200,000	211,034
1.85%, 9/20/21	525,000	518,361
Microsoft
2.40%, 2/6/22	225,000	226,909
1.55%, 8/8/21	740,000	725,527

12

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Oracle
2.50%, 10/15/22	$160,000	$160,363
		3,007,014
MATERIALS — 0.6%
Sherwin-Williams
2.25%, 5/15/20	450,000	451,066

REAL ESTATE — 3.1%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	493,062
Boston Properties
3.70%, 11/15/18	725,000	736,271
Simon Property Group
2.20%, 2/1/19	416,000	417,906
Ventas Realty
3.25%, 8/15/22	480,000	487,157
Welltower
4.95%, 1/15/21	145,000	155,407
		2,289,803
TELECOMMUNICATION SERVICES — 5.1%
AT&T
3.00%, 2/15/22	400,000	404,621
2.80%, 2/17/21	550,000	557,897
2.45%, 6/30/20	550,000	555,172
2.26%, VAR ICE LIBOR USD 3 Month+0.930%, 6/30/20	300,000	304,263
Verizon Communications
2.95%, 3/15/22	1,740,000	1,767,204
1.75%, 8/15/21	200,000	195,547
		3,784,704
UTILITIES — 3.3%
Duke Energy Carolinas LLC
7.00%, 11/15/18	500,000	527,175
MidAmerican Energy
2.40%, 3/15/19	125,000	126,088
PacifiCorp
5.50%, 1/15/19	590,000	616,463
2.95%, 2/1/22	100,000	102,486
Virginia Electric & Power
2.95%, 1/15/22	650,000	663,839
2.75%, 3/15/23	400,000	403,522
		2,439,573
TOTAL CORPORATE OBLIGATIONS		62,752,521

REGIONAL GOVERNMENT OBLIGATIONS — 5.3%
Province of Ontario Canada
2.50%, 9/10/21	575,000	580,869
1.65%, 9/27/19	1,066,000	1,061,153
Province of Quebec Canada
3.50%, 7/29/20	1,878,000	1,953,182
2.75%, 8/25/21	325,000	331,498

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,926,702

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Note
2.00%, 11/15/21	430,000	431,948
1.88%, 3/31/22 to 7/31/22	675,000	672,311
1.75%, 6/30/22	200,000	197,883
1.50%, 1/31/22	350,000	343,807
1.25%, 2/29/20 to 3/31/21	1,375,000	1,356,460

TOTAL U.S. TREASURY OBLIGATIONS		3,002,409

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 3.0%
FANNIE MAE — 3.0%
3.76%, 7/25/21 (B)	300,000	312,930
3.76%, 6/25/21 (B)	471,106	490,192
3.50%, 12/1/25 (B)	556,064	579,743
2.61%, 10/25/21 (B)(C)	350,000	354,497
2.32%, 11/25/18 (B)	494,944	496,659
		2,234,021
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,234,021

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
FANNIE MAE, DISCOUNT NOTE — 0.4%
1.59%, 10/9/19 (B)(D)	325,000	313,397

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		313,397

REPURCHASE AGREEMENT — 1.5%
Bank of Nova Scotia
1.04% dated 10/31/17, due 11/1/17
due 11/1/17 in the amount of $1,104,032, fully collateralized by a $567,500 U.S. Government obligation, coupon 3.63%, maturity 4/24/28, value $1,126,268	1,104,000	1,104,000
TOTAL REPURCHASE AGREEMENT		1,104,000

13

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TOTAL INVESTMENTS
(Cost $73,333,337) — 99.5%		$73,333,050
OTHER ASSETS AND LIABILITIES, NET — 0.5%		336,866
NET ASSETS — 100.0%		$73,669,916

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $2,977,923 or 4.0% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	The rate shown is the effective yield at time of purchase.

ICE LIBOR — IntercontinentalExchange London Interbank Offered Rates
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
VAR — Variable Rate Security

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 88.1%
CONSUMER DISCRETIONARY — 4.9%
21st Century Fox America
3.00%, 9/15/22	$185,000	$188,166
Comcast
3.15%, 3/1/26	150,000	151,002
2.35%, 1/15/27	450,000	421,849
Ford Motor Credit LLC
4.38%, 8/6/23	325,000	344,184
3.10%, 5/4/23	555,000	554,214
General Motors Financial
4.00%, 10/6/26	40,000	40,335
3.70%, 5/9/23	150,000	153,733
Time Warner
3.60%, 7/15/25	50,000	49,831
3.55%, 6/1/24	260,000	263,294
		2,166,608
CONSUMER STAPLES — 8.6%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	1,035,000	1,067,995
3.30%, 2/1/23	330,000	339,684
Coca-Cola
2.50%, 4/1/23	550,000	552,399
CVS Health
3.38%, 8/12/24	955,000	963,251
2.75%, 12/1/22	551,000	548,624
PepsiCo
3.60%, 3/1/24	305,000	322,466
		3,794,419
ENERGY — 14.9%
Canadian Natural Resources
3.90%, 2/1/25	298,000	307,645
3.85%, 6/1/27	250,000	255,248
3.80%, 4/15/24	143,000	147,279
Chevron
2.95%, 5/16/26	200,000	200,410
2.36%, 12/5/22	400,000	400,232
ConocoPhillips
4.95%, 3/15/26	300,000	340,756
3.35%, 11/15/24	255,000	264,220
Enbridge Energy Partners
5.88%, 10/15/25	100,000	114,490
Enterprise Products Operating LLC
3.75%, 2/15/25	420,000	437,508
3.35%, 3/15/23	402,000	414,256
ExxonMobil
3.18%, 3/15/24	285,000	296,317
3.04%, 3/1/26	250,000	255,316
Husky Energy
3.95%, 4/15/22	150,000	156,665
Kinder Morgan Energy Partners
3.95%, 9/1/22	355,000	371,030
Magellan Midstream Partners
5.00%, 3/1/26	200,000	223,774
Occidental Petroleum
3.50%, 6/15/25	285,000	294,954
Phillips 66
4.30%, 4/1/22	300,000	321,357
Shell International Finance
3.25%, 5/11/25	175,000	180,042
Statoil
3.70%, 3/1/24	200,000	211,130
2.45%, 1/17/23	624,000	624,827
Suncor Energy
3.60%, 12/1/24	135,000	139,658
TransCanada PipeLines
4.88%, 1/15/26	250,000	282,820
2.50%, 8/1/22	290,000	290,180
		6,530,114
FINANCIALS — 27.2%
Bank of America MTN
4.10%, 7/24/23	658,000	699,263
4.00%, 4/1/24	300,000	317,857
3.50%, 4/19/26	565,000	575,146
3.25%, 10/21/27	395,000	388,778
Bank of Nova Scotia
4.50%, 12/16/25	470,000	495,145
Berkshire Hathaway
2.75%, 3/15/23	275,000	278,829
Branch Banking & Trust
3.63%, 9/16/25	630,000	655,862
Citigroup
3.89%, VAR ICE LIBOR USD 3 Month+1.563%, 1/10/28	300,000	309,212
3.75%, 6/16/24	837,000	871,039
3.40%, 5/1/26	410,000	413,713
3.30%, 4/27/25	445,000	450,529
JPMorgan Chase
3.90%, 7/15/25	225,000	237,207
3.30%, 4/1/26	575,000	579,245
3.20%, 6/15/26	125,000	124,880
2.95%, 10/1/26	970,000	952,884
Manulife Financial
4.15%, 3/4/26	250,000	265,846

15

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Metropolitan Life Global Funding I
3.45%, 12/18/26 (A)	$150,000	$154,010
3.00%, 1/10/23 (A)	382,000	388,951
PNC Bank
3.80%, 7/25/23	280,000	294,725
PNC Financial Services Group
3.15%, 5/19/27	440,000	439,757
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	505,756
US Bancorp MTN
3.15%, 4/27/27	325,000	326,283
3.10%, 4/27/26	100,000	99,613
US Bank
2.80%, 1/27/25	320,000	318,759
Wells Fargo
3.00%, 4/22/26	625,000	611,847
3.00%, 10/23/26	300,000	293,966
Wells Fargo MTN
4.13%, 8/15/23	80,000	84,522
3.55%, 9/29/25	40,000	41,055
3.45%, 2/13/23	585,000	600,798
3.00%, 2/19/25	180,000	178,570
		11,954,047
HEALTH CARE — 3.2%
Abbott Laboratories
3.75%, 11/30/26	150,000	154,724
3.40%, 11/30/23	425,000	435,929
Amgen
2.60%, 8/19/26	385,000	368,931
Gilead Sciences
3.70%, 4/1/24	75,000	78,949
Johnson & Johnson
2.45%, 3/1/26	265,000	258,855
Novartis Capital
3.40%, 5/6/24	100,000	104,850
		1,402,238
INDUSTRIALS — 10.0%
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	400,000	409,151
3.00%, 3/15/23	164,000	168,062
CSX
3.35%, 11/1/25	150,000	153,094
GE Capital International Funding Unlimited
3.37%, 11/15/25	645,000	660,867
General Dynamics
2.63%, 11/15/27	200,000	194,195
General Electric Capital MTN
3.15%, 9/7/22	268,000	277,654
3.10%, 1/9/23	466,000	482,789
Lockheed Martin
3.55%, 1/15/26	615,000	638,811
Norfolk Southern
3.85%, 1/15/24	241,000	254,873
2.90%, 6/15/26	245,000	242,487
Raytheon
3.15%, 12/15/24	225,000	230,848
2.50%, 12/15/22	389,000	390,553
Union Pacific
3.25%, 8/15/25	100,000	103,539
3.00%, 4/15/27	200,000	201,340
		4,408,263
INFORMATION TECHNOLOGY — 3.0%
Apple
3.20%, 5/13/25	465,000	477,667
2.45%, 8/4/26	225,000	217,474
Microsoft
3.30%, 2/6/27	400,000	413,895
2.00%, 8/8/23	200,000	195,185
		1,304,221
MATERIALS — 0.6%
Sherwin-Williams
3.13%, 6/1/24	250,000	253,003

REAL ESTATE — 4.6%
AvalonBay Communities MTN
2.95%, 9/15/22	311,000	316,198
2.85%, 3/15/23	325,000	327,362
Boston Properties
3.65%, 2/1/26	275,000	279,973
ERP Operating
3.38%, 6/1/25	545,000	557,404
Ventas Realty
3.25%, 8/15/22	509,000	516,589
		1,997,526
TELECOMMUNICATION SERVICES — 6.4%
AT&T
4.25%, 3/1/27	150,000	153,938
4.13%, 2/17/26	200,000	205,229
3.90%, 3/11/24	628,000	649,171
3.40%, 5/15/25	430,000	424,567

16

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Verizon Communications
3.50%, 11/1/24	$200,000	$204,027
3.38%, 2/15/25 (A)	798,000	802,829
2.63%, 8/15/26	390,000	367,864
		2,807,625
UTILITIES — 4.7%
Commonwealth Edison
2.95%, 8/15/27	290,000	288,187
Consolidated Edison New York
3.30%, 12/1/24	294,000	302,593
MidAmerican Energy
3.50%, 10/15/24	565,000	592,011
3.10%, 5/1/27	250,000	251,865
PacifiCorp
3.60%, 4/1/24	285,000	297,565
Virginia Electric & Power
3.15%, 1/15/26	345,000	349,260
		2,081,481
TOTAL CORPORATE OBLIGATIONS		38,699,545

REGIONAL GOVERNMENT OBLIGATIONS — 5.0%
Province of Ontario Canada
3.20%, 5/16/24	485,000	503,841
2.50%, 4/27/26	475,000	467,013
Province of Quebec Canada
2.88%, 10/16/24	505,000	515,221
2.75%, 4/12/27	500,000	498,810
2.50%, 4/20/26	200,000	197,160

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,182,045

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Note
2.75%, 2/15/24	365,000	377,419
2.38%, 5/15/27	125,000	125,059
2.25%, 2/15/27 to 8/15/27	390,000	386,100
1.38%, 9/30/23	250,000	239,541

TOTAL U.S. TREASURY OBLIGATIONS		1,128,119

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 2.4%

FANNIE MAE — 2.4%
3.09%, 4/25/27 (B)(C)	325,000	329,980
2.72%, 10/25/24 (B)	200,000	201,421
2.64%, 4/25/23 (B)(C)	292,051	294,178
2.39%, 1/25/23 (B)(C)	235,616	236,211

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,061,790

17

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 1.5%
Counterparty: Bank of Nova Scotia
1.04% dated 10/31/17, due 11/1/17
in the amount of $675,020, fully collateralized by a $347,000 U.S. Government obligation, coupon 3.63%, maturity 4/15/28, value $688,661	675,000	675,000
TOTAL REPURCHASE AGREEMENT		675,000

TOTAL INVESTMENTS
(Cost $43,626,891) — 99.6%		43,746,499
OTHER ASSETS AND LIABILITIES, NET — 0.4%		192,972
NET ASSETS — 100.0%		$43,939,471

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $1,345,790 or 3.1% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ICE LIBOR — IntercontinentalExchange London Interbank Offered Rates
LLC — Limited Liability Company
MTN — Medium Term Note
VAR — Variable Rate Security

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

18

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 52.5%
AUSTRALIA — 2.2%
Commonwealth Bank of Australia	1,240	$73,674
Sonic Healthcare Limited	3,485	58,066
Westpac Banking	4,102	103,571
		235,311
CANADA — 4.7%
BCE	4,168	192,456
Pembina Pipeline	380	12,563
Rogers Communications, Cl B	2,428	125,983
Royal Bank of Canada	1,040	81,315
TELUS	2,424	87,783
		500,100
FRANCE — 6.8%
AXA	5,894	178,026
Cie Generale des Etablissements Michelin	700	101,272
Sanofi	924	87,494
SCOR	1,918	79,637
TOTAL	3,342	186,355
Vinci	929	90,954
		723,738
GERMANY — 8.7%
Allianz SE	606	141,476
BASF	1,182	129,256
Daimler	1,541	128,652
Deutsche Post	3,105	142,333
Deutsche Telekom	7,322	132,582
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	786	176,459
Siemens	545	78,280
		929,038
ITALY — 2.7%
Snam	23,497	120,047
Terna Rete Elettrica Nazionale	28,271	170,585
		290,632
NETHERLANDS — 3.1%
Unibail-Rodamco‡	597	149,410
Royal Dutch Shell PLC ADR, Cl A	2,865	180,581
		329,991

NORWAY — 1.9%
Orkla	9,138	89,444
Statoil ASA	5,844	118,340
		207,784
SINGAPORE — 1.1%
Singapore Exchange	9,965	56,072
Singapore Telecommunications	22,695	62,436
		118,508
SPAIN — 1.6%
Gas Natural SDG	3,185	68,153
Red Electrica	4,770	105,626
		173,779
SWEDEN — 0.8%
Svenska Handelsbanken, Cl A	5,868	84,112

SWITZERLAND — 4.1%
Nestle SA	1,264	106,299
Novartis AG	1,306	107,606
Roche Holding AG	430	99,349
Swisscom	253	127,812
		441,066
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing ADR	1,806	76,448

UNITED KINGDOM — 14.1%
AstraZeneca PLC ADR	3,957	136,516
BAE Systems PLC	15,735	124,032
British American Tobacco PLC	2,183	141,227
British American Tobacco PLC ADR	1,037	66,783
Diageo PLC	1,723	58,857
GlaxoSmithKline PLC	8,455	152,440
Imperial Brands PLC	4,342	177,070
National Grid PLC	12,392	149,113
Sky PLC	8,400	105,205
SSE PLC	4,381	80,413
Unilever PLC	2,088	118,400
Vodafone Group PLC	67,662	193,749
		1,503,805
TOTAL FOREIGN COMMON STOCK		5,614,312
COMMON STOCK — 44.1%
CONSUMER DISCRETIONARY — 1.3%
McDonald's	508	84,790

19

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
Regal Entertainment Group, Cl A	3,429	$56,064
		140,854
CONSUMER STAPLES — 5.7%
Altria Group	2,586	166,073
Coca-Cola	1,283	58,992
Kimberly-Clark	772	86,858
PepsiCo	578	63,713
Philip Morris International	1,524	159,471
Procter & Gamble	870	75,116
		610,233
ENERGY — 3.6%
Enterprise Products Partners (A)	3,883	95,133
ExxonMobil	1,375	114,606
Magellan Midstream Partners (A)	912	62,664
Occidental Petroleum	1,746	112,739
		385,142
FINANCIALS — 3.8%
Arthur J Gallagher	1,075	68,080
BlackRock, Cl A	131	61,679
CME Group, Cl A	445	61,041
MetLife	1,310	70,190
People's United Financial	3,628	67,698
Wells Fargo	1,281	71,915
		400,603
HEALTH CARE — 3.7%
AbbVie	1,223	110,376
Johnson & Johnson	560	78,070
Merck	1,244	68,532
Pfizer	3,887	136,278
		393,256
INDUSTRIALS — 3.3%
Eaton PLC	1,130	90,423
Emerson Electric	1,275	82,186
Lockheed Martin	234	72,109
United Parcel Service, Cl B	906	106,482
		351,200
INFORMATION TECHNOLOGY — 4.5%
Cisco Systems	3,265	111,500
Intel	1,714	77,970
Microsoft	800	66,544
QUALCOMM	2,424	123,648
Texas Instruments	1,095	105,876
		485,538
MATERIALS — 1.7%
Agrium	610	66,441
DowDuPont	1,653	119,528
		185,969
REAL ESTATE — 3.2%
Iron Mountain ‡	2,909	116,360
Public Storage ‡	295	61,139
Welltower ‡	2,483	166,262
		343,761
TELECOMMUNICATION SERVICES — 3.6%
AT&T	4,735	159,333
CenturyLink	2,591	49,203
Verizon Communications	3,607	172,667
		381,203
UTILITIES — 9.7%
Ameren	1,958	121,376
American Electric Power	1,227	91,301
Dominion Energy	1,697	137,695
Duke Energy	2,022	178,563
Entergy	1,477	127,406
PPL	4,668	175,330
Southern	1,553	81,067
WEC Energy Group	1,816	122,380
		1,035,118
TOTAL COMMON STOCK		4,712,867

TOTAL INVESTMENTS
(Cost $9,609,896) — 96.6%		10,327,179
OTHER ASSETS AND LIABILITIES, NET — 3.4%		366,517
NET ASSETS — 100.0%		$10,693,696

(A)	Security considered Master Limited Partnership. At October 31, 2017, this security amounted to$157,797 or 1.5% of net assets.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

20

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2017 (unaudited)

The following is a list of the inputs used as of October 31, 2017 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$235,311	$—	$—	$235,311
Canada	500,100	—	—	500,100
France	723,738	—	—	723,738
Germany	—	929,038	—	929,038
Italy	290,632	—	—	290,632
Netherlands	329,991	—	—	329,991
Norway	207,784	—	—	207,784
Singapore	118,508	—	—	118,508
Spain	173,779	—	—	173,779
Sweden	84,112	—	—	84,112
Switzerland	441,066	—	—	441,066
Taiwan	76,448	—	—	76,448
United Kingdom	1,503,805	—	—	1,503,805
Common Stock	4,712,867	—	—	4,712,867
Total Investments in Securities	$9,398,141	$929,038	$—	$10,327,179

For the period ended October 31, 2017, securities with a total value of $929,038 were transferred from Level 1 to Level 2 assets and liabilities as a result of certain foreign equity securities being fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments were principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures as of January 31, 2017. Transfers are effective using the fair value as of the end of the previous fiscal period.

For the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

21

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 61.7%
AUSTRALIA — 4.6%
AGL Energy	16,619	$321,419
Amcor	18,559	224,994
AusNet Services	148,555	201,243
Goodman Group‡	20,320	130,014
GPT Group‡	59,123	230,322
Sonic Healthcare Limited	14,140	235,596
Telstra	60,441	163,755
Wesfarmers	6,050	193,550
Woolworths	7,579	150,119
		1,851,012
BELGIUM — 1.6%
Colruyt	5,810	297,173
Proximus SADP	1,352	44,900
Telenet Group Holding*	4,237	293,068
		635,141
CANADA — 9.4%
Alimentation Couche-Tard, Cl B	3,000	140,663
Bank of Montreal	4,318	330,787
BCE	6,619	305,630
CAE	18,995	336,583
Canadian Imperial Bank of Commerce	522	45,949
Canadian Utilities, Cl A	4,963	149,879
CI Financial	13,578	301,850
First Capital Realty	1,200	19,031
George Weston	632	53,064
Great-West Lifeco	3,625	100,874
Imperial Oil	9,300	301,542
Intact Financial	4,135	337,986
Inter Pipeline	3,463	70,436
Loblaw	3,083	159,109
Power Corp of Canada	4,487	115,053
Power Financial	12,071	337,868
RioCan‡	980	18,588
Royal Bank of Canada	1,587	124,084
Sun Life Financial	8,602	335,052
TELUS	504	18,252
TransCanada	4,039	191,759
		3,794,039
CHILE — 1.7%
Aguas Andinas, Cl A	510,534	332,615
Banco de Chile	993,361	152,379
Colbun	790,193	186,545
		671,539
DENMARK — 1.5%
Danske Bank	8,212	313,273
DSV	3,834	296,481
		609,754
FINLAND — 0.8%
Sampo, Cl A	5,801	303,943

FRANCE — 1.0%
L'Oreal	42	9,347
Thales	187	19,491
Vivendi	15,344	381,151
		409,989
GERMANY — 0.6%
Fraport Frankfurt Airport Services Worldwide	1,755	166,767
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	255	57,248
		224,015
HONG KONG — 3.2%
CK Infrastructure Holdings	3,600	31,333
CLP Holdings	29,350	298,526
HK Electric Investments & HK Electric Investments(A)	322,000	296,352
HKT Trust & HKT	224,700	274,488
MTR	17,800	103,130
Yue Yuen Industrial Holdings	70,500	270,202
		1,274,031
INDONESIA — 0.2%
AKR Corporindo	183,300	100,688

ISRAEL — 3.1%
Azrieli Group	6,036	340,604
Bank Hapoalim	45,383	321,177
Bank Leumi Le-Israel	47,278	261,414
Elbit Systems	152	22,533
Mizrahi Tefahot Bank	17,430	314,470
		1,260,198
ITALY — 1.6%
Snam	54,063	276,210

22

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
Terna Rete Elettrica Nazionale	60,972	$367,900
		644,110
JAPAN — 6.2%
Asahi Group Holdings	1,100	49,928
Daito Trust Construction	900	156,998
Japan Retail Fund Investment‡	156	276,315
Kamigumi	4,300	102,295
Kintetsu Group Holdings	4,100	156,853
Kurita Water Industries	600	18,944
Lawson	1,100	71,589
Makita	500	20,888
Miraca Holdings	1,600	74,157
Mitsubishi Tanabe Pharma	10,400	228,113
Nagoya Railroad	13,600	304,282
Nippon Telegraph & Telephone	4,100	197,347
Obayashi	4,000	52,065
Osaka Gas	14,400	277,159
Rinnai	1,300	110,787
Seven & i Holdings	1,400	56,293
Tokyo Gas	2,500	62,014
Tokyu	1,600	24,062
Toyo Suisan Kaisha	6,500	248,956
		2,489,045
MALAYSIA — 0.5%
YTL Power International	627,542	192,702

MEXICO — 0.4%
Grupo Aeroportuario del Sureste, Cl B	8,805	157,437

NEW ZEALAND — 0.5%
Contact Energy	15,308	60,232
Spark New Zealand	58,197	146,553
		206,785
NORWAY — 0.3%
Gjensidige Forsikring	3,118	58,673
Marine Harvest	1,034	20,191
Telenor	2,138	45,414
		124,278
PHILIPPINES — 1.0%
Aboitiz Power	378,500	311,598
BDO Unibank	33,495	89,255
		400,853
SINGAPORE — 6.0%
Ascendas‡	169,160	340,033
CapitaLand Commercial Trust‡	161,300	205,308
CapitaLand Mall Trust‡	213,058	315,734
ComfortDelGro	97,708	144,795
SATS	87,400	301,357
Sembcorp Industries	5,191	12,567
Singapore Airlines	39,773	299,662
Singapore Press Holdings	148,604	294,352
Singapore Technologies Engineering	12,363	31,563
Singapore Telecommunications	74,064	203,756
StarHub	142,084	274,140
		2,423,267
SOUTH KOREA — 0.4%
Lotte	125	8,312
Lotte Shopping	98	19,681
SK Telecom	527	124,183
		152,176
SPAIN — 0.9%
Enagas	3,952	113,844
Iberdrola	12,926	104,465
Red Electrica	5,849	129,519
		347,828
SWEDEN — 1.9%
Skandinaviska Enskilda Banken, Cl A	24,985	307,998
Svenska Handelsbanken, Cl A	20,890	299,439
Swedbank	4,814	119,493
Telia	5,718	26,467
		753,397
SWITZERLAND — 4.2%
Baloise Holding	610	96,179
Ferguson PLC	620	43,355
Kuehne + Nagel International	1,401	244,629
Nestle SA	3,545	298,126
Novartis AG	2,384	196,426
Roche Holding AG	1,162	268,472
Swiss Prime Site	2,596	221,570
Swiss Re	2,727	256,532
Swisscom	169	85,377
		1,710,666
TAIWAN — 4.8%
Chang Hwa Commercial Bank	524,510	284,346

23

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
Chunghwa Telecom ADR	8,461	$287,843
Far EasTone Telecommunications	18,000	42,255
Formosa Petrochemical	15,756	55,116
Formosa Plastics	99,870	304,317
Taiwan Business Bank	784,260	216,611
Taiwan Cooperative Financial Holdings	272,111	147,065
Taiwan Mobile	84,643	301,700
Uni-President Enterprises	144,141	301,096
		1,940,349
THAILAND — 1.0%
Electricity Generating	47,900	331,637
Thai Union Group, Cl F	166,000	91,445
		423,082
UNITED KINGDOM — 4.3%
Babcock International Group PLC	830	8,951
BAE Systems PLC	2,990	23,569
Compass Group PLC	15,080	331,070
Diageo PLC	7,449	254,457
Meggitt PLC	12,892	88,780
National Grid PLC	19,845	238,795
Reckitt Benckiser Group PLC	570	50,987
Severn Trent PLC	9,682	271,455
Smith & Nephew PLC	6,168	116,408
Smiths Group PLC	3,843	80,185
SSE PLC	12,319	226,115
United Utilities Group PLC	2,499	27,647
		1,718,419
TOTAL FOREIGN COMMON STOCK		24,818,743
COMMON STOCK — 35.1%
CONSUMER DISCRETIONARY — 2.9%
Aramark	4,600	200,974
AutoZone *	220	129,690
Darden Restaurants	2,500	205,675
McDonald's	1,797	299,937
NIKE, Cl B	1,100	60,489
TJX	4,059	283,318
		1,180,083
CONSUMER STAPLES — 7.5%
Campbell Soup	1,190	56,370
Church & Dwight	5,984	270,297
Clorox	2,294	290,260
Coca-Cola	1,017	46,762
Colgate-Palmolive	715	50,372
ConAgra Foods	8,680	296,509
Constellation Brands, Cl A	1,417	310,451
Dr. Pepper Snapple Group	365	31,266
General Mills	1,724	89,510
Hormel Foods	604	18,821
Kellogg	4,832	302,145
Kimberly-Clark	254	28,578
McCormick	1,177	117,147
PepsiCo	2,525	278,331
Procter & Gamble	3,171	273,784
Sysco	5,369	298,624
Wal-Mart Stores	2,849	248,746
		3,007,973
ENERGY — 0.6%
ExxonMobil	2,693	224,462

FINANCIALS — 5.2%
AGNC Investment ‡	4,639	93,383
American Financial Group	800	84,392
Annaly Capital Management ‡	6,700	76,782
Arch Capital Group *	2,976	296,529
Axis Capital Holdings	3,390	184,382
Berkshire Hathaway, Cl B *	530	99,078
Everest Re Group	1,292	306,785
Loews	6,256	309,735
New York Community Bancorp	19,712	247,583
Reinsurance Group of America, Cl A	100	14,938
Thomson Reuters	1,460	68,264
Torchmark	1,831	154,042
US Bancorp	2,960	160,965
		2,096,858
HEALTH CARE — 3.2%
Aetna	566	96,237
Eli Lilly	3,398	278,432
HCA Healthcare *	1,455	110,071
Johnson & Johnson	2,378	331,517
MEDNAX *	590	25,836
Merck	355	19,557
Stryker	979	151,618

24

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
UnitedHealth Group	1,269	$266,769
		1,280,037
INDUSTRIALS — 6.3%
Cintas	1,032	153,809
Deere	2,138	284,097
Expeditors International of Washington	1,538	89,788
General Dynamics	1,337	271,384
Honeywell International	1,843	265,687
Lockheed Martin	1,077	331,888
Northrop Grumman	1,031	304,691
Raytheon	781	140,736
Republic Services, Cl A	4,346	282,794
Waste Management	2,250	184,883
WW Grainger	1,052	207,980
		2,517,737
INFORMATION TECHNOLOGY — 2.4%
Amphenol, Cl A	1,508	131,196
Automatic Data Processing	1,242	144,395
CA	4,363	141,274
Fiserv *	1,647	213,171
FLIR Systems	476	22,286
Motorola Solutions	2,862	259,125
Paychex	555	35,403
		946,850
MATERIALS — 0.1%
Praxair	336	49,096

TELECOMMUNICATION SERVICES — 0.5%
AT&T	6,335	213,173
Verizon Communications	162	7,755
		220,928
UTILITIES — 6.4%
Ameren	1,114	69,057
American Electric Power	1,431	106,481
American Water Works	1,227	107,682
CenterPoint Energy	7,697	227,677
CMS Energy	1,072	51,853
Consolidated Edison	687	59,116
Dominion Energy	3,898	316,284
DTE Energy	2,043	225,670
Duke Energy	3,360	296,722
NextEra Energy	1,290	200,040
PG&E	159	9,185
PPL	5,444	204,477
SCANA	665	28,688
Sempra Energy	1,312	154,160
Southern	5,786	302,029
Xcel Energy	4,415	218,631
		2,577,752
TOTAL COMMON STOCK		14,101,776
REGISTERED INVESTMENT COMPANIES — 1.0%
United States — 1.0%
iShares MSCI EAFE Index Fund	2,838	197,610
SPDR S&P 500 ETF Trust	847	217,806
TOTAL REGISTERED INVESTMENT COMPANIES		415,416
PREFERRED STOCK — 0.3%
Suzano Papel e Celulose, Cl A	19,491	120,713
TOTAL PREFERRED STOCK		120,713

TOTAL INVESTMENTS
(Cost $35,633,309) — 98.1%		39,456,648
OTHER ASSETS AND LIABILITIES, NET — 1.9%		743,790
NET ASSETS — 100.0%		$40,200,438

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2017, is as follows:

25

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

						Unrealized
	Settlement	Currency to		Currency to		Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)
BNY Mellon	11/ 30/ 17	AUD	2,023,620	USD	1,572,539	$24,235
BNY Mellon	11/ 30/ 17	CAD	3,821,400	USD	3,016,525	53,743
BNY Mellon	11/ 30/ 17	CHF	1,279,350	USD	1,295,315	10,523
BNY Mellon	11/ 30/ 17	DKK	2,437,385	USD	385,879	3,704
BNY Mellon	11/ 30/ 17	EUR	1,315,500	USD	1,549,955	15,226
BNY Mellon	11/ 30/ 17	GBP	1,264,060	USD	1,659,850	(20,380)
BNY Mellon	11/ 30/ 17	HKD	9,551,600	USD	1,224,741	(62)
BNY Mellon	11/ 30/ 17	ILS	3,692,226	USD	1,054,452	4,936
BNY Mellon	11/ 30/ 17	JPY	239,463,900	USD	2,104,308	(4,277)
BNY Mellon	11/ 30/ 17	NOK	706,000	USD	88,364	1,871
BNY Mellon	11/ 30/ 17	NZD	284,200	USD	195,764	1,392
BNY Mellon	11/ 30/ 17	SEK	6,181,405	USD	753,986	14,440
BNY Mellon	11/ 30/ 17	SGD	2,886,900	USD	2,118,826	483
BNY Mellon	11/ 30/ 17	USD	47,257	CHF	47,000	(57)
BNY Mellon	11/ 30/ 17	USD	97,671	ILS	342,000	(457)
BNY Mellon	11/ 30/ 17	USD	29,600	SEK	246,000	(168)
CIBC	11/ 30/ 17	SGD	50,000	USD	36,695	6
HSBC	11/ 30/ 17	EUR	156,000	USD	183,757	1,760
HSBC	11/ 30/ 17	SGD	176,000	USD	129,182	37
RBC	11/ 30/ 17	AUD	236,200	USD	183,549	2,828
RBC	11/ 30/ 17	CAD	908,400	USD	715,691	11,397
Scotia Bank (USA)	11/ 30/ 17	CHF	315,200	USD	319,038	2,497
Scotia Bank (USA)	11/ 30/ 17	DKK	1,288,000	USD	203,847	1,893
Scotia Bank (USA)	11/ 30/ 17	EUR	595,000	USD	700,871	6,714
Scotia Bank (USA)	11/ 30/ 17	JPY	33,308,000	USD	292,639	(653)
Scotia Bank (USA)	11/ 30/ 17	NOK	135,000	USD	16,895	356
						$131,987

For the period ended October 31, 2017, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $296,352 or 0.7% of net assets of the Fund.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

CIBC — Canadian Imperial Bank of Commerce

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s other financial instruments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$1,851,012	$—	$—	$1,851,012
Belgium	635,141	—	—	635,141
Canada	3,794,039	—	—	3,794,039
Chile	671,539	—	—	671,539
Denmark	609,754	—	—	609,754
Finland	303,943	—	—	303,943
France	409,989	—	—	409,989
Germany	—	224,015	—	224,015
Hong Kong	1,274,031	—	—	1,274,031
Indonesia	100,688	—	—	100,688
Israel	1,260,198	—	—	1,260,198
Italy	644,110	—	—	644,110
Japan	2,489,045	—	—	2,489,045
Malaysia	192,702	—	—	192,702
Mexico	157,437	—	—	157,437
New Zealand	206,785	—	—	206,785
Norway	124,278	—	—	124,278
Philippines	—	400,853	—	400,853
Singapore	2,423,267	—	—	2,423,267
South Korea	152,176	—	—	152,176
Spain	347,828	—	—	347,828
Sweden	753,397	—	—	753,397
Switzerland	1,710,666	—	—	1,710,666
Taiwan	1,940,349	—	—	1,940,349
Thailand	423,082	—	—	423,082

26

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

United Kingdom	1,718,419	—	—	1,718,419
Common Stock	14,101,776	—	—	14,101,776
Registered Investment Companies	415,416	—	—	415,416
Preferred Stock	120,713	—	—	120,713
Total Investments in Securities	$38,831,780	$624,868	$—	$39,456,648

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$158,041	$—	$158,041
Unrealized Depreciation	—	(26,054)	—	(26,054)
Total Other Financial Instruments	$—	$131,987	$—	$131,987

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2017, securities with a total value of $2,884,282 were transferred from Level 2 to Level 1 assets and liabilities. For the period ended October 31, 2017, securities with a total a total value of $624,868 were transferred from Level 1 to Level 2 assets and liabilities. The transfers between Level 1 and Level 2 asset and liabilities are as a result of certain foreign equity securities being fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments were principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures as of January 31, 2017. Transfers are effective using the fair value as of the end of the previous fiscal period.

For the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.

TD Target Return Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ Shares	VALUE
CONVERTIBLE BOND — 0.0%

ENERGY — 0.0%
BPZ Resources
6.50%, 3/1/49 (A)	$8,000	$10
TOTAL CONVERTIBLE BOND		10

PREFERRED STOCK — 0.0%
ANR*	24	—
TOTAL PREFERRED STOCK		—

COMMON STOCK — 0.0%
ENERGY — 0.0%
Alpha Natural Resources Holdings *	24	—
TOTAL COMMON STOCK		—

TOTAL INVESTMENTS
(Cost $–) — 0.0%		10

OTHER ASSETS AND LIABILITIES, NET — 100.0%		344,163

NET ASSETS — 100.0%		$344,173

(A)	Security is in default on interest payments.
*	Non-income producing security.

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$—	$—	$—	$—
Common Stock	—	—	—	—
Convertible Bond	—	10	—	10
Total Investments in Securities	$—	$10	$—	$10

For the period ended October 31, 2017, there have been no transfers between Level1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.7%
CONSUMER DISCRETIONARY — 11.1%
Brunswick	30,369	$1,538,190
Cedar Fair (A)	19,973	1,250,310
Cheesecake Factory	28,768	1,287,080
Extended Stay America	40,543	803,562
Hanesbrands	26,994	607,365
LCI Industries	17,187	2,127,751
Live Nation Entertainment *	33,508	1,466,980
Service International	49,250	1,746,405
		10,827,643
CONSUMER STAPLES — 4.4%
B&G Foods	42,279	1,344,472
Fresh Del Monte Produce	23,488	1,045,451
TreeHouse Foods *	27,803	1,845,563
		4,235,486
ENERGY — 1.0%
Core Laboratories	5,167	516,183
Oil States International *	20,974	483,451
		999,634
FINANCIALS — 19.7%
Artisan Partners Asset Management, Cl A	18,298	629,451
Bank of Hawaii	21,101	1,722,053
Bank of the Ozarks	60,321	2,812,165
BankUnited	62,250	2,169,412
Diamond Hill Investment Group	4,862	1,030,404
FactSet Research Systems	6,264	1,189,346
LegacyTexas Financial Group	13,019	519,328
Markel *	1,372	1,487,660
Morningstar	12,982	1,106,196
Signature Bank NY *	19,154	2,490,211
Texas Capital Bancshares *	23,961	2,061,844
Western Alliance Bancorp *	34,903	1,947,587
		19,165,657
HEALTH CARE — 8.7%
Alkermes *	14,192	692,002
Bio-Rad Laboratories, Cl A *	11,379	2,500,990
Centene *	15,515	1,453,290
Dentsply Sirona	13,751	839,774
Jazz Pharmaceuticals PLC *	4,879	690,525
LivaNova PLC *	7,964	588,540
Natus Medical *	20,556	871,574
Universal Health Services, Cl B	7,991	820,676
		8,457,371
INDUSTRIALS — 17.2%
AMERCO	3,586	1,408,007
AMETEK	15,376	1,037,726
Fortune Brands Home & Security	13,379	883,817
Genesee & Wyoming, Cl A *	19,572	1,404,878
Hexcel	35,762	2,170,396
Jacobs Engineering Group	33,192	1,932,106
JELD-WEN Holding *	63,124	2,328,013
KAR Auction Services	30,549	1,445,884
Mueller Industries	20,865	725,059
Wabtec	9,458	723,537
Woodward	29,641	2,292,139
XPO Logistics *	5,768	400,011
		16,751,573
INFORMATION TECHNOLOGY — 19.3%
Coherent *	8,176	2,147,917
Criteo ADR *	16,414	685,613
CSRA	40,147	1,284,302
Cypress Semiconductor	130,364	2,067,573
F5 Networks *	6,341	768,973
Harmonic *	157,279	581,932
Marvell Technology Group	65,721	1,213,867
NetScout Systems *	47,047	1,336,135
PTC *	42,423	2,819,008
Sabre	57,826	1,131,077
Total System Services	4,595	331,070
Universal Display	22,048	3,230,032
VeriFone Systems *	60,958	1,163,079
		18,760,578
MATERIALS — 5.0%
Compass Minerals International	18,498	1,213,469
Martin Marietta Materials	3,823	829,018
Reliance Steel & Aluminum	20,228	1,554,319
Valvoline	53,456	1,284,013
		4,880,819
REAL ESTATE — 10.4%
Apartment Investment & Management, Cl A ‡	21,503	945,702
CubeSmart ‡	57,334	1,560,631

29

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
GEO Group ‡	35,723	$927,012
Howard Hughes *	14,293	1,824,216
Jones Lang LaSalle	14,693	1,902,597
Kite Realty Group Trust	38,490	719,378
Liberty Property Trust ‡	26,037	1,116,466
Physicians Realty Trust ‡	67,494	1,173,046
		10,169,048
UTILITIES — 1.9%
Algonquin Power & Utilities	37,372	399,506
Black Hills	22,195	1,448,446
		1,847,952
TOTAL COMMON STOCK		96,095,761
TOTAL INVESTMENTS
(Cost $83,551,593) — 98.7%		96,095,761
OTHER ASSETS AND LIABILITIES, NET — 1.3%		1,226,195
NET ASSETS — 100.0%		$97,321,956

(A)	Security considered Master Limited Partnership. At October 31, 2017, this security amounted to$1,250,310 or 1.3% of net assets.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

30

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — October 31, 2017 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of October 31, 2017, there were foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

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Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended October 31, 2017, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

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Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*                           /s/ R. Michael Thorfinnson, President

Date: December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                           /s/ R. Michael Thorfinnson, President

Date: December 20, 2017

By (Signature and Title)*                           /s/ Eric Kleinschmidt, Treasurer

Date: December 20, 2017

* Print the name and title of each signing officer under his or her signature.